ACCOUNTS AND OTHER PAYABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS AND OTHER PAYABLES
	September 30, 2025	December 31, 2024

Accounts Payable	$920,774	$730,297
Accrued Expenses	312,166	981,769
Customer Deposits	7,962	36,791
Accounts and Other Payables	$1,240,902	$1,748,857

	December 31, 2024	December 31, 2023

Accounts Payable	$730,297	$379,949
Accrued Expenses	981,769	899,755
Deferred Revenue and Customer Deposits	36,791	29,210
Accounts and Other Payables	$1,748,857	$1,308,914